Share-Based Compensation (Details) - Schedule of Restricted Shares - Restricted Stock [Member] - $ / shares		6 Months Ended	12 Months Ended
		Mar. 31, 2024	Sep. 30, 2023
Schedule of Restricted Shares [Line Items]
Number of Shares Outstanding (in Shares)	[1]	1,563	10,313
Weighted Average Exercise Price		$ 0.75	$ 0.75
Number of Shares Outstanding, Granted	[1]		29,473
Weighted Average Exercise Price, Granted			$ 1.13
Number of Shares Outstanding, Vested	[1]	(938)	(38,223)
Weighted Average Exercise Price, Vested		$ 0.75	$ 1.04
Number of Shares Outstanding	[1]	625	1,563
Weighted Average Exercise Price		$ 0.75	$ 0.75

[1]	All shares data in the note are presented on a retrospective to reflect the 40 to 1 reverse share split.